J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan International Growth ETF

(a series of J.P. Morgan Exchange-Traded Fund Trust)

(the “Fund”)

Supplement dated July 29, 2025

to the current Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”),

as supplemented

Effective September 30, 2025, the portfolio manager information in the “Risk/Return Summary — Management” section of the Fund’s Summary Prospectus and Prospectus is hereby deleted in its entirety and replaced with the following:

JPMorgan International Growth ETF

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Shane Duffy	2020	Managing Director
James Andrew	2023	Managing Director
Zach Chadwick	2025	Vice President

In addition, the “The Funds’ Management and Administration — The Portfolio Managers — International Growth ETF” section of the Fund’s Prospectus is hereby deleted in its entirety and replaced with the following:

International Growth ETF

The portfolio management team is led by Shane Duffy, a Managing Director and CFA charterholder. James Andrew, a Managing Director and CFA charterholder, and Zach Chadwick, a Vice President and CFA charterholder, work with Mr. Duffy in the day-to-day management of the Fund. Mr. Duffy has worked at JPMIM or its affiliates (or one of their predecessors) since 1999 and has been a portfolio manager of the Fund since 2020. Mr. Andrew has worked at JPMIM or its affiliates (or one of their predecessors) since 2007 and has been a portfolio manager of the Fund since 2023. Mr. Chadwick is a portfolio manager within the J.P. Morgan Asset Management International Equity Group and has worked at JPMIM or its affiliates (or one of their predecessors) since 2017.

Effective September 30, 2025, the information in the “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” section of the SAI with respect to the Fund is hereby deleted in its entirety and replaced with the following:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
International Growth ETF
Shane Duffy	12	7,295,017	6	1,792,330	22	6,376,229
James Andrew	2	390,425	0	0	0	0
Zach Chadwick*	0	0	0	0	0	0

*	As of 6/30/25

SUP-INGETF-PM-725

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
International Growth ETF
Shane Duffy	0	0	0	0	4	895,364
James Andrew	0	0	0	0	0	0
Zach Chadwick*	0	0	0	0	0	0

*	As of 6/30/25

In addition, effective September 30, 2025, the information in the “Portfolio Managers — Portfolio Managers’ Ownership of Securities” section of the SAI with respect to the Fund is hereby deleted in its entirety and replaced with the following:

Aggregate Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
International Growth ETF
Shane Duffy					X
James Andrew			X
Zach Chadwick*			X

*	As of 6/30/25

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE